Other (Expense)/Income, Net	12 Months Ended
Dec. 31, 2024
Other (Expense)/Income, Net [Abstract]
Other (expense)/income, net
6.	Other (expense)/income, net

	Years ended December 31,
(In thousands)	2022	2023	2024
Foreign exchange losses, net	(2,519)	(514)	(470)
Government grants (note)	935	1,120	948
Gains on disposal of property and equipment, net	215	203	80
Fair value (losses)/gains on other investments	(12,958)	(2,748)	1,091
Others	62	439	446
Total	(14,265)	(1,500)	2,095

Note:

Government grants mainly represent amounts received from central and local governments in connection with the Group’s investments in local business districts and contributions to technology development.